Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Note 5: Revenue
On January 1, 2018, the Company adopted and applied Topic 606 and all the related amendments to all contracts using the modified retrospective method. The Company recognized the cumulative effect on the consolidated balance sheet of applying the new revenue standard as an adjustment to the opening balance of Accumulated deficit of $35.9 million as of January 1, 2018. Comparative information continues to be reported under the accounting standards in effect for periods prior to 2018. The impact to revenue for the year ended December 31, 2018 was an increase of $432.8 million, which included an increase of $400.2 million related to reimbursed expenses due to implementation of the updated principal versus agent considerations in Topic 606 and the acceleration in the timing of revenue recognition related to variable consideration primarily for Leasing services of $32.6 million.
Contract Balances
The Company receives payments from customers based upon contractual billing schedules; accounts receivable are recorded when the right to consideration becomes unconditional. Contract assets include amounts related to the contractual right to consideration for completed performance not yet invoiced or able to be invoiced. Contract liabilities are recorded when cash payments are received in advance of performance, including amounts which are refundable. The Company had no material asset impairment charges related to contract assets in the period presented.
Changes in the contract assets and contract liabilities during the year are as follows (in millions):

Contract Assets
Balance as of December 31, 2017	$—
Contract assets recognized upon adoption	144.1
Contract assets from revenues earned, not yet invoiced	140.4
Contract assets transferred to accounts receivable	(98.1)
Balance as of December 31, 2018	$186.4

Contract Liabilities
Balance as of December 31, 2017	$46.4
Contract liabilities recognized upon adoption	—
Contract liabilities recognized for cash received in advance	607.7
Contract liabilities reduced due to revenue recognition criteria being satisfied	(587.3)
Balance as of December 31, 2018	$66.8

Before the adoption of Topic 606, the Company had no contract assets recorded. The Company's accounting for contract liabilities (deferred revenue) recorded as of December 31, 2017 was not affected by the adoption of Topic 606.
Of the total ending balances as of December 31, 2018, contract assets of $160.6 million and $25.8 million were recorded as Prepaid expenses and other current assets and Other non-current assets, respectively, in the consolidated balance sheets. As of December 31, 2018 and 2017, the above contract liabilities were recorded in Accounts payable and accrued expenses in the consolidated balance sheets.
Disaggregation of Revenue
The following tables disaggregate revenue by reportable segment and service line (in millions):

		Year Ended December 31, 2018
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$3,369.6	$371.1	$1,136.8	$4,877.5
Leasing	At a point in time	1,487.5	266.1	174.1	1,927.7
Capital markets	At a point in time	702.4	173.6	86.7	962.7
Valuation and other	At a point in time or over time	165.2	189.0	97.8	452.0
Total revenue		$5,724.7	$999.8	$1,495.4	$8,219.9

		Year Ended December 31, 2017
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$2,650.3	$278.6	$1,172.2	$4,101.1
Leasing	At a point in time	1,229.3	256.9	149.7	1,635.9
Capital markets	At a point in time	531.4	153.9	55.8	741.1
Valuation and other	At a point in time or over time	189.2	173.9	82.7	445.8
Total revenue		$4,600.2	$863.3	$1,460.4	$6,923.9

		Year Ended December 31, 2016
	Revenue recognition timing	Americas	EMEA	APAC	Total
Property, facilities and project management	Over time	$2,290.2	$235.7	$1,061.8	$3,587.7
Leasing	At a point in time	1,219.8	231.5	129.0	1,580.3
Capital markets	At a point in time	431.5	128.0	66.6	626.1
Valuation and other	At a point in time or over time	182.8	160.3	78.5	421.6
Total revenue		$4,124.3	$755.5	$1,335.9	$6,215.7

Impact of New Revenue Guidance and Financial Statement Line Items
The following table compares the reported audited consolidated balance sheet as of December 31, 2018 and the audited consolidated statements of operations for the year ended December 31, 2018, as a result of the adoption of Topic 606 on January 1, 2018 compared to the pro forma presentation of each respective statement, which assumes the previous guidance remained in effect as of December 31, 2018 (in millions):

	Balance as of December 31, 2018
Balance Sheet	Balance Without Adoption of Topic 606	Adoption Impact	As Reported
Trade and other receivables	$1,410.7	$52.8	$1,463.5
Prepaid expenses and other current assets	182.8	160.6	343.4
Total current assets	2,529.9	213.4	2,743.3
Other non-current assets	463.7	25.8	489.5
Total assets	6,306.8	239.2	6,546.0
Accounts payable and accrued expenses	994.9	52.8	1,047.7
Accrued compensation	709.8	108.1	817.9
Total current liabilities	1,877.8	160.9	2,038.7
Deferred tax liabilities	119.3	17.1	136.4
Other non-current liabilities	347.7	18.9	366.6
Total liabilities	4,989.0	196.9	5,185.9
Accumulated deficit	(1,341.2)	42.8	(1,298.4)
Accumulated other comprehensive loss	(153.9)	(0.5)	(154.4)
Total equity	1,317.8	42.3	1,360.1
Total liabilities and shareholders’ equity	6,306.8	239.2	6,546.0

Total reported assets increased by $239.2 million due to a $160.6 million increase in Prepaid expenses and other assets and a $25.8 million increase in Other non-current assets in the consolidated balance sheets resulting from new contract assets recognized from acceleration of timing of revenue recognition, but contractually not able to be invoiced and $52.8 million due to an increase in client reimbursed receivables included in Trade and other receivables from contracts accounted for on a gross basis.
Total reported liabilities increased by $196.9 million primarily due to a $108.1 million increase related to accrued commissions and other employee related benefit payables related to the associated direct commissions resulting from the acceleration of the timing of revenues recognized, $52.8 million primarily related to the increase in client reimbursed payables related to contracts accounted for on a gross basis and $17.1 million for the net deferred tax liabilities as well as $18.9 million for Other non-current liabilities related to long-term accrued commissions.

	Year Ended December 31, 2018
Statement of Operations	Balance Without Adoption of Topic 606	Adoption Impact	As Reported
Revenue	$7,787.1	$432.8	$8,219.9
Cost of services	6,220.6	421.8	6,642.4
Total costs and expenses	7,785.5	421.8	8,207.3
Operating income	1.6	11.0	12.6

Loss before income taxes	(221.8)	11.0	(210.8)
Benefit for income taxes	(29.6)	4.6	(25.0)
Net loss	$(192.2)	$6.4	$(185.8)

Total reported net loss was $6.4 million lower than the pro forma statement of operations for the year ended December 31, 2018. The decrease in net loss was due to the acceleration of the timing of revenue recognition in the Leasing service line.
The adoption of Topic 606 had offsetting impacts within the cash flows from operating activities of the consolidated statement of cash flows with no net impact on the Company’s cash flows from operations.
Practical Expedients and Exemptions
The Company incurs incremental costs to obtain new contracts across the majority of its service lines. As the amortization period of those expenses is 12 months or less, the Company expenses those incremental costs of obtaining the contracts in accordance with Topic 606.
Remaining performance obligations represent the aggregate transaction prices for contracts where the performance obligations have not yet been satisfied. In accordance with Topic 606, the Company does not disclose unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) variable consideration for services performed as a series of daily performance obligations, such as those performed within the Property, facilities and project management services lines. Performance obligations within these businesses represent a significant portion of the Company's contracts with customers not expected to be completed within 12 months.